FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets and liabilities measured at fair value on a recurring basis
Trading securities	$ 322	$ 409
Available-for-sale securities	8,606	7,879
Derivative, Collateral, Obligation to Return Cash	184
Derivative, Collateral, Right to Reclaim Cash	17
Level 1
Assets and liabilities measured at fair value on a recurring basis
Trading securities	183	228
Available-for-sale securities	3,913	4,116
Derivatives	2	9
Total assets	4,098	4,353
Derivatives	24	2
Total liabilities	24	2
Level 2
Assets and liabilities measured at fair value on a recurring basis
Trading securities	101	175
Available-for-sale securities	4,574	3,627
Derivatives	1,268	1,721
Total assets	5,943	5,523
Derivatives	635	558
Total liabilities	635	558
Level 3
Assets and liabilities measured at fair value on a recurring basis
Trading securities	2	4
Available-for-sale securities	119	136
Derivatives	0	0
Total assets	121	140
Derivatives	0	0
Total liabilities	0	0
Other [Member]
Assets and liabilities measured at fair value on a recurring basis
Trading securities	36	2
Available-for-sale securities	0	0
Derivatives	0	0
Total assets	36	2
Derivatives	0	0
Total liabilities	0	0
Netting Adjustment
Assets and liabilities measured at fair value on a recurring basis
Trading securities	0	0
Available-for-sale securities	0	0
Derivatives	(638)	(437)
Total assets	(638)	(437)
Derivatives	(488)	(437)
Total liabilities	(488)	(437)
Fair Value Measurements
Assets and liabilities measured at fair value on a recurring basis
Trading securities	322	409
Available-for-sale securities	8,606	7,879
Derivatives	632	1,293
Total assets	9,560	9,581
Derivatives	171	123
Total liabilities	171	123
Prepaid expenses and other assets
Assets and liabilities measured at fair value on a recurring basis
Derivatives	79	567
Other assets
Assets and liabilities measured at fair value on a recurring basis
Derivatives	553	726
Accounts payable and accrued expenses
Assets and liabilities measured at fair value on a recurring basis
Derivatives		14
Other liabilities
Assets and liabilities measured at fair value on a recurring basis
Derivatives	$ 171	$ 109